Fair Value of Financial Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Line Items]
Unrealized loss on short-term investments	$ (1)	$ (7)	$ 7
Fair Value, Recurring [Member]
Fair Value Disclosures [Line Items]
Liabilities measured at fair value on a recurring basis	$ 0	$ 0		$ 0	$ 0